SCHEDULE OF BORROWINGS (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Bank borrowings unsecured	$ 5,892	¥ 43,005	¥ 26,274
Long-term borrowing secured, current portion	395	2,888
Subtotal	6,287	45,893	26,274
Subtotal	6,287	45,893	26,274
Long-term borrowing secured	202	1,474
Subtotal	202	1,474
Subtotal	202	1,474
Total	6,489	47,367	26,274
Total	$ 6,489	¥ 47,367	¥ 26,274